Income Taxes Expenses - Changes in valuation allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes Expenses
Balance at the beginning of the year	$ 49,986,007	$ 48,157,934	$ 33,663,357
Movement	(6,287,720)	1,834,481	14,496,600
Tax loss carry forwards expired	(3,367,483)	(6,408)	(2,023)
Balance at the end of the year	$ 40,330,804	$ 49,986,007	$ 48,157,934